9. Related Party Transactions (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Accounts payable and loan payable related party	[1]	$ 655,171	$ 582,096
Accrued expense related party	[2]	756,738	606,356
Total accounts payable and accrued liabilities		1,411,909	$ 1,188,452
Interest-free Loans [Member]
Accounts payable and loan payable related party		225,000
Accrued Salaries for Officers and Employees [Member]
Accounts payable and loan payable related party		$ 380,413

[1]	Accounts payable and accrued payroll-related parties as of December 31, 2020, is comprised of the following: Interest-free loans of $75,000 and $180,000 from James Samuelson, a director, and the Company's CEO and a director, respectively, amounting and $19,758 due to former directors to a total of $274,758, accrued salaries for officers and employees and other payables amounting to $380,413.
[2]	Accrued expense related parties of $756,738 is comprised of bonuses and fees due to current and former directors and officers of the Company. As of December 31, 2020, and December 31, 2019, there was $150,000 due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.